INCOME TAXES - Income tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Loss before income taxes	$ (72,885)	$ (55,583)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense at combined statutory rate	$ (19,315)	$ (14,729)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	11,372	13,988
Share-based payments	1,041	811
Non-deductible expenses	450	(339)
Loss from revaluation of Derivative warrant liability	6,599
Mining royalties	400	400
Non-taxable mining duties	(143)	258
Other	(4)	12
Income tax	400	400
Composition of deferred income taxes in the income statement:
Taxes payable	400	400
Income tax	$ 400	$ 400
FEDERAL
INCOME TAXES
Tax recovery computed at applicable statutory tax rate	265.00%	26.50%